Note 13 - Subsequent Events (Details Textual) - Subsequent Event [Member]		1 Months Ended
	Mar. 18, 2016 USD ($)	Jan. 31, 2016
September 2014 Term Loan [Member]
Minimum Required Cash Balance	$ 3,000,000
Commercial Relationship, Contractual Term	3 years
Number Of Viveve Systems Units, To Be Purchased In Next Twelve Months		47
Number Of Viveve Systems Units, To Be Purchased In Year Two		75
Number Of Viveve Systems Units, To Be Purchased In Year Three		109